OMB APPROVAL
                                   OMB NUMBER: 3235-0456
                                   EXPIRES: AUGUST 31, 2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                            Form 24f-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.
                    Please print or type.


1.   Name and address of issuer:

     Dean Witter Variable Investment Series
     Two World Trade Center
     New York, New York  10048

2. The name of each series or class of securities for which this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

                                             [ x ]


3.   Investment Company Act File Number:  811-3692



     Securities Act File Number:  2-82510


4(a).     Last day of fiscal year for which this Form is
filed:

     December 31, 1997



4(b).     [    ] Check box if this Form is being filed late
     (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).     [    ] Check box if this is the last time the
     issuer will be filing this Form.
5.Calculation of registration fee:

(i)  Aggregate sale price of securities sold during
     fiscal year pursuant to section 24(f):  $
1,519,036,191.00


(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:     $
(661,458,344.00)


(iii) Aggregate price of securities redeemed or
     repurchased during any prior fiscal year ending no
     earlier than October 11, 1995 that were not
     previously used to reduce registration fees payable
     to the Commission:            $ 0.00


(iv)  Total available redemption credits [add Items 5(ii)
and 5(iii)] :                                          $
(661,458,344.00)


(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from item 5(i)] :
     $ 857,577,847.00

(vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:

                                  $(0.00)

(vii)     Multiplier for determining registration fee (See
     Instruction C.9):
     x 0.000295


(viii)Registration fee due [multiply Item 5(v) by Item
     5(vii)] (enter 0 if no fee is due):
     =$ 0.00

     NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE
     OFFICE OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT
     MANAGEMENT, REFERENCE 1-P-3-95, TO THE AMERICAN COUNCIL
     OF LIFE INSURANCE, DATED JUNE 20, 1995.

     The insurance products to which the registrant offers its shares filed their rule 24f-2 notices as follows:

     Separate Account B of Paragon Life Insurance Co.
     Filed Date: April 8, 1998
     Accession Number: 0000950131-98-002464

     Allstate Life of New York Variable Annuity Account II A
     Filed Date:    February 27, 1998
     Accession Number:   0000945095-98-000027
     Northbrook Variable Annuity Account II
     Filed:  February 27, 1998
     Accession Number:  0000945094-98-000022

     Northbrook Life Variable Life Separate A
     Filed:  February 27, 1998
     Accession Number:  0000945094-98-000021

     Allstate Life of New York Variable Annuity Account
     Filed:  February 26, 1998
     Accession Number:  0000945094-98-000019

     Northbrook Variable Annuity Account
     Filed:  February 26, 1997
     Accession Number:  0000945094-98-000017

     Glenbrook Life Aim Variable Life Separate Account A
     Filed:  February 26, 1998
     Accession Number:  0000945094-98-000018

     Allstate Life of New York Separate Account A
     Filed:    February 27, 1998
     Accession Number:  0000945094-98-000020

     Glenbrook Life & Annuity Co. Separate Account A
     Filed:    February 27, 1998
     Accession Number:  0000945094-98-000023

     Glenbrook Life Multi-Manager Variable Account
     Filed:    February 27, 1998
     Accession Number:   0000945094-98-000024

     Glenbrook Life Variable Life Separate Account A
     Filed:    February 27, 1998
     Accession Number:   0000945094-98-000025

      Glenbrook Life & Annuity Co. Variable Annuity  Account
Filed:    February 27, 1998
     Accession Number:   0000945094-98-000026

6.   Prepaid Shares
     If the response to Item 5(i) was determined by deduction and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
     (number of shares or other units) deducted here:     0
     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0


7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
     D):

                                             +$ 0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

     NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE
     OFFICE OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT
     MANAGEMENT, REFERENCE 1-P-3-95, TO THE AMERICAN COUNCIL
     OF LIFE INSURANCE, DATED JUNE 20, 1995.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


               Method of Delivery:
                                   [  ] Wire Transfer
                                   [  ] Mail or other means




                         SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*



 /s/ Barry Fink___           _________________________
     Barry Fink
     Secretary

Date: April 9, 1998

           *Please print the name and title of the signing officer below the signature.